Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders	¥ (30,698)	$ (4,235)	¥ (56,166)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	399,544,700	399,544,700	309,041,616
Weighted average number of ordinary shares outstanding, diluted | shares	399,544,700	399,544,700	309,041,616
Basic net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.08)		¥ (0.18)
Diluted net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.08)		¥ (0.18)